Note 1. Business: Use of Estimates (Policies)	12 Months Ended
Nov. 30, 2018
Policies
Use of Estimates

Use of Estimates

The preparation of the consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect certain reported amounts and disclosures of contingent assets and liabilities at the dates of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods.  Actual results could differ from those estimated.